Intangible Assets (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Gross, beginning balance	$ 218,415	$ 197,057
Acquisitions	32,860	29,562
Disposals and impairment	(1,227)	(8,204)
Other	(46)
Gross, ending balance	250,002	218,415
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Gross, beginning balance	37,224	37,224
Acquisitions
Disposals and impairment	(1,227)
Other
Gross, ending balance	35,997	37,224
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Gross, beginning balance	181,191	159,833
Acquisitions	32,860	29,562
Disposals and impairment		(8,204)
Other	(46)
Gross, ending balance	$ 214,005	$ 181,191